Pension and Postretirement Benefit Plans and Defined Contribution Plans - Amounts Recognized in Accumulated Other Comprehensive (Loss)/Income (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	[1]	$ (202)	$ (293)
Prior service (costs)/credits		994	1,190
Total		792	897
United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	[1]	(5,061)	(4,677)
Prior service (costs)/credits		1	(23)
Total		(5,060)	(4,699)
United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	[1]	(370)	(561)
Prior service (costs)/credits		1	1
Total		(370)	(559)
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	[1]	(2,372)	(2,322)
Prior service (costs)/credits		0	34
Total		$ (2,372)	$ (2,288)

[1]	The accumulated actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our PBO, as well as the cumulative difference between the expected return and actual return on plan assets. These accumulated actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs primarily over the average remaining service period for active participants for plans that are not frozen or the expected life expectancy of plan participants for frozen plans, using the corridor approach.